Property and Equipment - Additional Information (Detail) - BRL (R$)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Non monetary property and equipment acquisitions	R$ 100,859,000	R$ 325,121,000
Impairment of property and equipment	0
Aircraft under finance lease [member]
Disclosure of detailed information about property, plant and equipment [line items]
Loss associated with sale and leaseback transactions	R$ 6,730,000	4,183,000
Lease term	120 months
Aircraft and engines [member]
Disclosure of detailed information about property, plant and equipment [line items]
Gain (loss) on sale of aircraft and engines	R$ 144,251,000
Net selling expense		R$ 75,410,000